Acquisition of Interest and Control - Additional Information (Details) R$ / shares in Units, R$ in Thousands								1 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 17, 2025 BRL (R$)	Sep. 01, 2024 BRL (R$)	Aug. 13, 2024 BRL (R$)	Jun. 10, 2024 BRL (R$) Number	May 07, 2024 R$ / shares shares	Sep. 01, 2023 BRL (R$)	Jul. 01, 2023 BRL (R$)	May 31, 2025 BRL (R$) shares	Jun. 30, 2025 BRL (R$) shares	Mar. 31, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$) Number	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023	Dec. 01, 2025 BRL (R$)	Apr. 30, 2025 BRL (R$) shares	Jun. 30, 2024 BRL (R$)	Aug. 31, 2023 BRL (R$)	May 21, 2023
Acquisition of Interest and Control
Total consideration paid						R$ 21,193
Advance for future capital													R$ 500,000
Share capital											R$ 7,987,100	R$ 7,987,100	6,621,752
Hidrovias do Brasil [member]
Acquisition of Interest and Control
Percentage of voting equity interests held					16.88%									4.99%
Number of shares acquired | shares					128,369,488
Business combination, Share Price | R$ / shares					R$ 3.98
Issue of equity								R$ 1,200,000
Number of shares issued | shares								600,000,000
Share capital								R$ 1,359,469								R$ 2,559,469
Share issued | shares								760,382,643								1,360,382,643
Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Acquisition of Interest and Control
Provisional goodwill on acquisition											R$ 117,306	R$ 117,306	R$ 117,306
Cia Ultragaz [member] | WTZ Participações S.A. [Member]
Acquisition of Interest and Control
Total consideration paid		R$ 104,490
Provisional goodwill on acquisition		42,260
Contingent consideration to be settled		269
Contingent consideration settled		45,115
Acquisition of ownership interest via capital contribution (as non-controlling interests)		R$ 49,490
Percentage of voting equity interests held		51.70%
Ultrapar Mobilidade Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Acquisition of Interest and Control
Provisional goodwill on acquisition						1,413												R$ 1,413
Contingent consideration to be settled						4,816
Contingent consideration settled						(4,816)
Percentage of voting equity interests acquired											60.00%	60.00%
Acquisition of ownership interest via capital contribution (as non-controlling interests)						R$ 16,193
Ultracargo Logística S.A. [member] | Hidrovias do Brasil [member]
Acquisition of Interest and Control
Provisional goodwill on acquisition								R$ 341,084			R$ 341,084	R$ 341,084
Percentage of voting equity interests acquired								50.15%			58.72%	58.72%
Proportion of ownership interests held by non-controlling interests												49.85%
Percentage of voting equity interests held										42.26%				4.99%
Number of shares acquired | shares									99,790,131
Revenue of acquiree since acquisition date											R$ 1,670,615	R$ 143,156,825
Profit (loss) of acquiree since acquisition date											R$ (112,812)	R$ 2,488,436
Additional shares acquired through trading, value										R$ 7,373
Accumulated balance from other comrehensive income to profit loss transition impact								R$ 91,105
Shares acquired value									R$ 159,171
Ultracargo Logística S.A. [member] | Hidrovias do Brasil [member] | HBSA3 [member]
Acquisition of Interest and Control
Number of shares acquired | shares								682,252,831	17,103,100
Shares acquired value									R$ 43,206
Ultracargo Logística S.A. [member] | Hidrovias do Brasil [member] | HBSA1 And HBSA9 [member]
Acquisition of Interest and Control
Number of shares acquired | shares									82,687,031
Shares acquired value									R$ 115,965
Ultracargo Logística S.A. [member] | Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Acquisition of Interest and Control
Total consideration paid							R$ 210,096
Provisional goodwill on acquisition							117,306										R$ 117,306
Amount of purchase price upon purchase and sale agreement							R$ 237,500
Percentage of voting equity interests acquired							50.00%
Ultrapar Empreendimentos Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Acquisition of Interest and Control
Percentage of voting equity interests acquired																			60.00%
Centro de Convenincias Millennium Ltda [member] | Pão de Açúcar Group stations [member]
Acquisition of Interest and Control
Number of service stations | Number				49								18
Amount of purchase price upon purchase and sale agreement				R$ 130,000								R$ 46,286
Primary contribution			R$ 90,000									R$ 31,086
Neodiesel Ltda. [member] | Neoagro Diesel S.A. [member]
Acquisition of Interest and Control
Total consideration paid	R$ 39,915
Provisional goodwill on acquisition	62,833
Contingent consideration to be settled	R$ 30,566
Percentage of voting equity interests acquired	60.00%
Acquisition of ownership interest via capital contribution (as non-controlling interests)	R$ 11,023
Neodiesel Ltda. [member] | Petrovila Combustíveis S.A. [member]
Acquisition of Interest and Control
Provisional goodwill on acquisition															R$ 34,934
Contingent consideration to be settled															R$ 22,199
Percentage of voting equity interests acquired															60.00%
Acquisition of ownership interest via capital contribution (as non-controlling interests)															R$ 50,000